Trade and other payables (Tables)	12 Months Ended
Sep. 30, 2021
Trade and other payables
Schedule of trade and other payables

	2021	2020	2019
	$	$	$
Current liabilities
Trade payables	9,748,069	256,830	252,768
Other tax and social security	410,022	331,495	69,578
Other creditors	1,018,816	41,640	2,182
Accruals	3,235,742	195,715	1,981,858
Deferred income	2,656,007	1,560,097	1,491,900
Total	17,068,656	2,385,777	3,798,286

	2021	2020	2019
	$	$	$
Non-current Liabilities
Deferred government grants	2,459,413	534,074	206,696
	2,459,413	534,074	206,696